================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                              Shares                Value
                                              -------            -----------
COMMON STOCKS-95.4%
CONSUMER DISCRETIONARY-16.3%
AUTO COMPONENTS-0.6%
Tenneco, Inc.(1)                              178,540            $ 7,868,258
AUTOMOBILES-0.2%
Tesla Motors, Inc.(1)                          89,120              2,596,066
HOTELS, RESTAURANTS & LEISURE-2.7%
BJ's Restaurants, Inc.(1)                     312,140             16,343,650
Panera Bread Co., Cl. A(1)                    165,625             20,812,438
                                                                  ----------
                                                                  37,156,088
HOUSEHOLD DURABLES-1.3%
SodaStream International Ltd.(1)              294,980             17,937,734
INTERNET & CATALOG RETAIL-1.3%
HomeAway, Inc.(1)                             101,540              3,929,598
Shutterfly, Inc.(1)                           254,030             14,586,403
                                                                  ----------
                                                                  18,516,001
MEDIA-0.8%
IMAX Corp.(1)                                 343,430             11,137,435
SPECIALTY RETAIL-5.5%
DSW, Inc., Cl. A(1)                           135,880              6,876,887
Sally Beauty Holdings, Inc.(1)                606,100             10,364,310
Tractor Supply Co.                            290,990             19,461,405
Ulta Salon, Cosmetics & Fragrance, Inc.(1)    373,470             24,118,693
Vitamin Shoppe, Inc.(1)                       359,590             16,454,838
                                                                  ----------
                                                                  77,276,133
TEXTILES, APPAREL & LUXURY GOODS-3.9%
lululemon athletica, Inc.(1)                  139,060             15,549,689
Steven Madden Ltd.(1)                         475,925             17,851,947
Under Armour, Inc., Cl. A(1)                  151,460             11,709,373
Vera Bradley, Inc.(1)                         266,260             10,171,132
                                                                  ----------
                                                                  55,282,141
CONSUMER STAPLES-3.1%
FOOD & STAPLES RETAILING-0.5%
Fresh Market, Inc. (The)(1)                   182,770              7,069,544
FOOD PRODUCTS-1.6%
Diamond Foods, Inc.                           286,040             21,836,294
PERSONAL PRODUCTS-1.0%
Elizabeth Arden, Inc.(1)                      494,390             14,352,142
ENERGY-5.9%
ENERGY EQUIPMENT & SERVICES-4.4%
Carbo Ceramics, Inc.                           83,470             13,601,437
Core Laboratories NV                          102,650             11,449,581
Key Energy Services, Inc.(1)                  734,610             13,222,980
Lufkin Industries, Inc.                       135,221             11,635,767
Superior Energy Services, Inc.(1)             331,910             12,327,137
                                                                  ----------
                                                                  62,236,902

1     |     Oppenheimer Discovery Fund

'
Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                             Shares              Value
                                            -------          -------------
OIL, GAS & CONSUMABLE FUELS-1.5%
Approach Resources, Inc.(1)                 181,240            $ 4,108,711
Brigham Exploration Co.(1)                  308,260              9,226,222
Oasis Petroleum, Inc.(1)                    242,260              7,190,277
                                                               -----------
                                                                20,525,210
FINANCIALS-5.2%
CAPITAL MARKETS-1.1%
Financial Engines, Inc.(1)                  197,300              5,114,016
Waddell & Reed Financial, Inc., Cl. A       270,390              9,828,677
                                                               -----------
                                                                14,942,693
COMMERCIAL BANKS-2.1%
Signature Bank(1)                           323,269             18,490,987
SVB Financial Group(1)                      196,870             11,755,108
                                                               -----------
                                                                30,246,095
CONSUMER FINANCE-0.4%
Dollar Financial Corp.(1)                   239,630              5,187,990
DIVERSIFIED FINANCIAL SERVICES-0.6%
Encore Capital Group, Inc.(1)               283,750              8,716,800
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.0%
Jones Lang LaSalle, Inc.                    150,754             14,216,102
HEALTH CARE-18.9%
BIOTECHNOLOGY-2.1%
Alexion Pharmaceuticals, Inc.(1)            146,010              6,866,850
Amarin Corp. plc, ADR(1)                    396,030              5,730,554
Cepheid, Inc.(1)                            368,250             12,756,180
Incyte Corp.(1)                             202,490              3,835,161
                                                               -----------
                                                                29,188,745
HEALTH CARE EQUIPMENT & SUPPLIES-4.6%
Cooper Cos., Inc. (The)                     235,670             18,674,491
Dexcom, Inc.(1)                             550,099              7,970,935
Neogen Corp.(1)                              81,734              3,695,194
NxStage Medical, Inc.(1)                    342,030              7,121,065
Sirona Dental Systems, Inc.(1)              267,450             14,201,595
Volcano Corp.(1)                            367,190             11,856,565
                                                               -----------
                                                                63,519,845
HEALTH CARE PROVIDERS & SERVICES-8.9%
AMERIGROUP Corp.(1)                         225,480             15,889,576
Brookdale Senior Living, Inc.(1)            563,030             13,653,478
Catalyst Health Solutions, Inc.(1)          211,350             11,797,557
Hanger Orthopedic Group, Inc.(1)            510,649             12,495,581
Healthspring, Inc.(1)                       297,954             13,738,659
HMS Holdings Corp.(1)                       251,967             19,368,703
IPC The Hospitalist Co.(1)                  202,436              9,382,909
Magellan Health Services, Inc.(1)           231,120             12,651,509
MWI Veterinary Supply, Inc.(1)               51,155              4,131,789

2     |     Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                              Shares        Value
                                             --------   ------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Team Health Holdings, Inc.(1)                 533,216   $ 12,002,692
                                                        ------------
                                                         125,112,453
HEALTH CARE TECHNOLOGY-1.9%
athenahealth, Inc.(1)                         135,570      5,571,927
SXC Health Solutions Corp.(1)                 355,305     20,934,571
                                                        ------------
                                                          26,506,498
LIFE SCIENCES TOOLS & SERVICES-1.4%
Bruker Corp.(1)                               749,130     15,252,287
ICON plc, Sponsored ADR(1)                    201,950      4,757,942
                                                        ------------
                                                          20,010,229
INDUSTRIALS-16.8%
AEROSPACE & DEFENSE-2.5%
BE Aerospace, Inc.(1)                         369,820     15,092,354
TransDigm Group, Inc.(1)                      214,000     19,514,660
                                                        ------------
                                                          34,607,014
ELECTRICAL EQUIPMENT-1.8%
Polypore International, Inc.(1)               365,710     24,809,766
MACHINERY-7.9%
Chart Industries, Inc.(1)                     163,850      8,844,623
Gardner Denver, Inc.                          268,840     22,596,002
Graco, Inc.                                   388,850     19,699,141
Lindsay Manufacturing Co.                     126,310      8,690,128
Robbins & Myers, Inc.                         368,370     19,468,355
WABCO Holdings, Inc.(1)                       304,680     21,041,201
Wabtec Corp.                                  165,380     10,868,774
                                                        ------------
                                                         111,208,224
PROFESSIONAL SERVICES-1.8%
Acacia Research Corp.(1)                      600,990     22,050,323
RPX Corp.(1)                                   97,570      2,734,887
                                                        ------------
                                                          24,785,210
ROAD & RAIL-0.5%
Genesee & Wyoming, Inc., Cl. A (1)            126,050      7,391,572
TRADING COMPANIES & DISTRIBUTORS-2.3%
RSC Holdings, Inc.(1)                         904,580     10,818,777
TAL International Group, Inc.                 376,780     13,010,213
Titan Machinery, Inc.(1)                      319,090      9,183,410
                                                        ------------
                                                          33,012,400
INFORMATION TECHNOLOGY-25.7%
COMMUNICATIONS EQUIPMENT-2.9%
Acme Packet, Inc.(1)                          259,940     18,229,592
Aruba Networks, Inc.(1)                       644,380     19,041,429
ShoreTel, Inc.(1)                             333,780      3,404,556
                                                        ------------
                                                          40,675,577

3     |     Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                 Shares               Value
                                                -------          -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.1%
IPG Photonics Corp.(1)                          212,606            $15,458,582
INTERNET SOFTWARE & SERVICES-3.4%
Ancestry.com, Inc.(1)                           247,560             10,246,508
comScore, Inc.(1)                               304,300              7,881,370
Dice Holdings, Inc.(1)                          692,120              9,357,462
LogMein, Inc.(1)                                245,830              9,481,663
RightNow Technologies, Inc.(1)                  335,320             10,864,368
                                                                   -----------
                                                                    47,831,371
IT SERVICES-1.3%
Cardtronics, Inc.(1)                            644,279             15,108,343
Wright Express Corp.(1)                          65,670              3,419,437
                                                                   -----------
                                                                    18,527,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.1%
Cavuim, Inc.(1)                                 357,769             15,595,151
Cypress Semiconductor Corp.                     740,440             15,652,902
Netlogic Microsystems, Inc.(1)                  309,940             12,527,775
                                                                   -----------
                                                                    43,775,828
SOFTWARE-13.9%
Ariba, Inc.(1)                                  411,840             14,196,125
Aspen Technology, Inc.(1)                       991,630             17,036,203
BroadSoft, Inc.(1)                              294,212             11,218,304
Commvault Systems, Inc.(1)                      340,560             15,137,892
Fortinet, Inc.(1)                               859,312             23,450,624
Informatica Corp.(1)                            270,800             15,822,844
NetSuite, Inc.(1)                               385,492             15,111,286
QLIK Technologies, Inc.(1)                      248,630              8,468,338
RealPage, Inc.(1)                               322,330              8,532,075
SuccessFactors, Inc.(1)                         417,075             12,262,005
Synchronoss Technologies, Inc.(1)               543,685             17,251,125
TIBCO Software, Inc.(1)                         649,310             18,842,976
Ultimate Software Group, Inc. (The)(1)          300,352             16,348,159
                                                                   -----------
                                                                   193,677,956
MATERIALS-3.5%
CHEMICALS-1.1%
Rockwood Holdings, Inc.(1)                      278,890             15,419,828
CONTAINERS & PACKAGING-0.6%
Rock-Tenn Co., Cl. A                            128,250              8,508,105
METALS & MINING-1.8%
Allied Nevada Gold Corp.(1)                     326,546             11,549,932
Globe Specialty Metals, Inc.                    606,790             13,604,232
                                                                   -----------
                                                                    25,154,164
                                                                   -----------
Total Common Stocks (Cost $909,054,873)                          1,336,280,775

4     |     Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                         Shares           Value
                                                       -----------  ---------------
INVESTMENT COMPANY-5.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
 0.15% (2,3) (Cost $78,548,399)                        78,548,399   $    78,548,399
Total Investments, at Value (Cost $987,603,272)             101.0%    1,414,829,174
Liabilities in Excess of Other Assets                        (1.0)      (13,993,079)
                                                       -----------------------------
Net Assets                                                  100.0%  $ 1,400,836,095
                                                       =============================

Footnotes to Statement of Investments

------------------
1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS        GROSS         SHARES
                                                    SEPTEMBER 30, 2010   ADDITIONS    REDUCTIONS  JUNE 30, 2011
                                                    ------------------  -----------  -----------  -------------
Oppenheimer Institutional Money Market Fund, Cl. E          16,691,124  476,068,636  414,211,361     78,548,399


                                                                                VALUE       INCOME
                                                                            -------------  --------
Oppenheimer Institutional Money Market Fund, Cl. E                          $78,548,399    $41,577

3.   Rate shown is the 7-day yield as of June 30, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

5     |     Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                           LEVEL 2-
                                           LEVEL 1-         OTHER          LEVEL 3-
                                          UNADJUSTED      SIGNIFICANT    SIGNIFICANT
                                            QUOTED        OBSERVABLE     UNOBSERVABLE
                                            PRICES          INPUTS          INPUTS              VALUE
                                        --------------   ------------    ------------       --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                $  227,769,856    $      --      $         --       $  227,769,856
  Consumer Staples                          43,257,980           --                --           43,257,980
  Energy                                    82,762,112           --                --           82,762,112
  Financials                                73,309,680           --                --           73,309,680
  Health Care                              264,337,770           --                --          264,337,770
  Industrials                              235,814,186           --                --          235,814,186
  Information Technology                   359,947,094           --                --          359,947,094
  Materials                                 49,082,097           --                --           49,082,097
Investment Company                          78,548,399           --                --           78,548,399
                                        --------------    ---------      ------------       --------------
Total Assets                            $1,414,829,174    $      --      $         --       $1,414,829,174
                                        --------------    ---------      ------------       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

6 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities    $ 991,475,603
                                  =============

Gross unrealized appreciation     $ 428,832,773
Gross unrealized depreciation        (5,479,202)
                                  -------------
Net unrealized appreciation       $ 423,353,571
                                  =============

7 | Oppenheimer Discovery Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    --------------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 08/10/2011